Related party transactions and balances - Revenues (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Revenues from related parties	$ 0	$ 370,238	$ 66,525
CQ Mingwen
Related Party Transaction [Line Items]
Revenues from related parties	0	36,091	66,525
CQ Pengmei
Related Party Transaction [Line Items]
Revenues from related parties	$ 0	$ 334,147	$ 0